Income Taxes (Principal Components Of Net Deferred Tax Balances) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Future policy benefits payable	$ 153,293	$ 103,941
Net operating loss carryforward	136,894	97,398
Compensation and other accrued expenses	127,442	121,516
Benefits payable	88,617	36,996
Deferred acquisition costs	34,044	0
Capital loss carryforward	13,032	13,169
Unearned premiums	9,813	25,528
Other	19,004	24,715
Total deferred income tax assets	582,139	423,263
Valuation allowance	(28,063)	(30,093)
Total deferred income tax assets, net of valuation allowance	554,076	393,170
Depreciable property and intangible assets	(275,569)	(213,291)
Investment securities	(65,921)	(25,077)
Prepaid expenses	(47,185)	(47,290)
Deferred acquisition costs	0	(38,899)
Total deferred income tax liabilities	(388,675)	(324,557)
Total net deferred income tax assets	165,401	68,613
Other current assets	76,598	32,206
Other long-term assets	$ 88,803	$ 36,407